Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2024
Real estate properties held for lease, net
Real estate properties held for lease, net

6.         Real estate properties held for lease, net

The Group leases its owned buildings to various third parties, including elementary schools, basement parking, kindergartens, parking facilities, clubhouses as well as a shopping mall. These leases are non-cancelable operating leases with remaining lease periods that vary from 25 days to 20 years. The leases may include minimum base rents with escalated contingent rent clauses.

	December 31,	December 31,
	2023	2024
	US$	US$
Elementary schools	3,011,399	2,967,119
Basement parking	6,458,198	6,363,235
Kindergartens	4,104,942	1,925,240
Parking facilities	55,336,381	53,653,397
Clubhouses	7,570,605	6,451,013
Shopping mall	267,753,895	260,529,484
Residential properties	49,585,754	38,147,312
Total costs	393,821,174	370,036,800
Accumulated depreciation	(71,269,173)	(63,721,916)
Real estate properties held for lease, net	322,552,001	306,314,884

The Group has shopping mall equipment with gross amounts of US$ nil acquired under finance lease as of December 31, 2023 and 2024.

Depreciation expense for real estate properties held for lease for the year ended December 31, 2024 amounted to US$10,761,325 (2023: US$11,227,812).

As of December 31, 2024, US$252,517,455 of real estate properties held for lease was pledged as collateral for certain bank loans and other debts (2023: US$278,724,872).

As of December 31, 2024, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2025	19,956,866
2026	19,698,520
2027	18,580,397
2028	16,603,513
2029 and thereafter	112,626,705
Total	187,466,001